REVERSE CAPITALIZATION - TWOA Business Combination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2024	Mar. 26, 2024	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)				31,709,747
Average purchase price per share (in dollars per share)	$ 0.0001				$ 10.70
Proceeds from Business Combination, net of transaction costs paid				$ 3,726,534	$ 41,705,893
Cash and cash equivalents	$ 28,827,347	$ 35,242,363	$ 14,988,112		1,121,150	$ 17,360,353
Accounts payable					(3,884,870)
Transaction costs paid					$ (2,763,720)
Listing expense	$ 44,469,613	$ 0	$ 0
Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)					103,813
Average purchase price per share (in dollars per share)					$ 10.70
Proceeds from Business Combination, net of transaction costs paid					$ 1,110,799
Sponsor Share
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)					3,793,934
Average purchase price per share (in dollars per share)					$ 10.70
Proceeds from Business Combination, net of transaction costs paid					$ 40,595,094